Personnel expenses	12 Months Ended
Dec. 31, 2021
Personnel expenses
Personnel expenses

21          Personnel expenses

	2021	2020	2019

	US $’000
Salaries and related expenses included in:
Operating expenses and cost of services	218,283	145,330	137,990
General and administrative expenses	192,999	115,349	105,354
	411,282	260,679	243,344